Financial Liabilities at Amortised Cost (Details) - Schedule of Debts Classified - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Debts Classified [Line Items]
Current	$ 2,646,507	$ 1,850,037
Non-current	5,486,768	6,151,008
Issued debt instruments	8,133,275	8,001,045
Other financial liabilities current	200,541	296,095
Other financial liabilities non current	0	178
Other financial liabilities	200,541	296,273
Total current	2,847,048	2,146,132
Total non current	5,486,768	6,151,186
Total	8,333,816	8,297,318
Mortgage finance bonds
Schedule of Debts Classified [Line Items]
Current	213	975
Non-current	7	254
Issued debt instruments	220	1,229
Senior bonds
Schedule of Debts Classified [Line Items]
Current	2,646,294	1,849,062
Non-current	5,420,980	6,076,323
Issued debt instruments	8,067,274	7,925,385
Mortgage bond
Schedule of Debts Classified [Line Items]
Current	0	0
Non-current	65,781	74,431
Issued debt instruments	$ 65,781	$ 74,431